Consolidated Statements of Stockholders' Equity (FY) - USD ($)	Total	Common Class S	Common Stock Common Class C	Common Stock Common Class S	Additional Paid-in Capital	Cumulative Distributions and Net Losses
Balance (in shares) at Dec. 31, 2016			2,458,881
Balance at Dec. 31, 2016	$ 22,231,106		$ 2,458		$ 23,643,435	$ (1,414,787)
Increase (Decrease) in Stockholders' Equity
Issuance of common stock (in shares)			6,617,457	3,032
Issuance of common stock	66,204,898		$ 6,617	$ 3	66,198,278
Stock compensation expense (in shares)			16,300
Stock compensation expense	163,000		$ 16		162,984
Offering costs	(1,988,397)				(1,988,397)
Reclassification to redeemable common stock	(219,061)				(219,061)
Redemption of common stock ( In shares)			(254,636)
Repurchases of common stock	(2,472,571)		$ (253)		(2,472,318)
Distributions declared	(3,800,625)					(3,800,625)
Net loss	(868,484)					(868,484)
Balance (in shares) at Dec. 31, 2017			8,838,002	3,032
Balance at Dec. 31, 2017	79,249,866		$ 8,838	$ 3	85,324,921	(6,083,896)
Increase (Decrease) in Stockholders' Equity
Issuance of common stock (in shares)			2,710,514	66
Issuance of common stock	27,220,462		$ 2,711		27,217,751
Stock compensation expense (in shares)			8,100
Stock compensation expense	81,405		$ 8		81,397
Offering costs	(816,297)				(816,297)
Distributions declared	(4,037,688)					(4,037,688)
Net loss	(246,454)					(246,454)
Balance (in shares) at Jun. 30, 2018			11,182,489	3,098
Balance at Jun. 30, 2018	93,781,564		$ 11,183	$ 3	104,138,416	(10,368,038)
Balance (in shares) at Dec. 31, 2017			8,838,002	3,032
Balance at Dec. 31, 2017	79,249,866		$ 8,838	$ 3	85,324,921	(6,083,896)
Increase (Decrease) in Stockholders' Equity
Issuance of common stock (in shares)		17,588	4,972,792	14,562
Issuance of common stock	50,101,989		$ 4,972	$ 15	50,097,002
Stock compensation expense (in shares)			16,700
Stock compensation expense	167,835		$ 17		167,818
Offering costs	(1,502,462)				(1,502,462)
Reclassification to redeemable common stock	(6,152,439)				(6,152,439)
Redemption of common stock ( In shares)			(884,200)
Repurchases of common stock	(8,688,479)		$ (884)		(8,687,595)
Distributions declared	(8,281,817)					(8,281,817)
Net loss	(1,801,724)					(1,801,724)
Balance (in shares) at Dec. 31, 2018			12,943,294	17,594
Balance at Dec. 31, 2018	103,092,769		$ 12,943	$ 18	119,247,245	(16,167,437)
Balance (in shares) at Mar. 31, 2018			10,098,354	3,065
Balance at Mar. 31, 2018	85,300,468		$ 10,087	$ 3	93,582,794	(8,292,416)
Increase (Decrease) in Stockholders' Equity
Issuance of common stock (in shares)			1,281,493	33
Issuance of common stock	12,879,345		$ 1,293		12,878,052
Stock compensation expense (in shares)			4,300
Stock compensation expense	43,215		$ 4		43,211
Offering costs	(386,203)				(386,203)
Distributions declared	(1,864,493)					(1,864,493)
Net loss	(211,129)					(211,129)
Balance (in shares) at Jun. 30, 2018			11,182,489	3,098
Balance at Jun. 30, 2018	93,781,564		$ 11,183	$ 3	104,138,416	(10,368,038)
Balance (in shares) at Dec. 31, 2018			12,943,294	17,594
Balance at Dec. 31, 2018	103,092,769		$ 12,943	$ 18	119,247,245	(16,167,437)
Increase (Decrease) in Stockholders' Equity
Issuance of common stock (in shares)			2,806,991	148,854
Issuance of common stock	30,005,491		$ 2,807	$ 148	30,002,536
Stock compensation expense (in shares)			10,335
Stock compensation expense	105,000		$ 10		104,990
Offering costs	(899,863)				(899,863)
Distributions declared	(4,993,962)					(4,993,962)
Net loss	(2,053,174)					(2,053,174)
Balance (in shares) at Jun. 30, 2019		166,448	15,313,171	166,448
Balance at Jun. 30, 2019	120,812,608		$ 15,313	$ 166	144,011,702	(23,214,573)
Balance (in shares) at Mar. 31, 2019			14,201,229	132,517
Balance at Mar. 31, 2019	113,287,570		$ 14,201	$ 133	132,742,525	(19,469,289)
Increase (Decrease) in Stockholders' Equity
Issuance of common stock (in shares)			1,329,089	33,931
Issuance of common stock	13,848,287		$ 1,329	$ 33	13,846,925
Stock compensation expense (in shares)			5,414
Stock compensation expense	55,000		$ 5		54,995
Offering costs	(415,299)				(415,299)
Distributions declared	(2,605,268)					(2,605,268)
Net loss	(1,140,016)					(1,140,016)
Balance (in shares) at Jun. 30, 2019		166,448	15,313,171	166,448
Balance at Jun. 30, 2019	$ 120,812,608		$ 15,313	$ 166	$ 144,011,702	$ (23,214,573)